PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT
Summary of property and equipment
December 31, 2024
Trucks	55,000

Total cost	55,000

Less accumulated depreciation	(27,485)

Net, property and equipment	$27,515